Evergreen
Variable Annuity Trust

Evergreen VA Capital Growth Fund

Prospectus, June 19, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           1

Evergreen VA Capital Growth Fund                 2


GENERAL INFORMATION:

The Fund's Investment Advisors                   4

The Fund's Sub-Advisors                          4

The Fund's Portfolio Managers                    4

Calculating the Share Price                      4

Participating Insurance Companies                4

How to Buy and Redeem Shares                     4

Other Services                                   5

The Tax Consequences of

      Investing in the Fund                      5

Fees and Expenses of the Fund                    5

Financial Highlights                             6

Other Fund Practices                             7

In general, the Fund included in this prospectus provides investors with a selection of investment alternatives which seek capital growth. Shares of the Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS


Variable
Annuity Funds

Shares of the Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about this Fund and the other funds offered by Evergreen, please call 1-800-847-5397.

The Fund offered in this prospectus follows various investment strategies and focus their investments on a variety of securities. The Fund typically relies on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o  subject  to  investment  risks,   including   possible  loss  of  your
original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
1

VA Capital Growth Fund

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
2

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A      11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
3

THE FUND'S INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There is one investment advisor for the Fund included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a
wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $246.5 billion in consolidated assets as of 5/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC is the Fund's investment advisor. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $91.3 billion in investment assets for 107 of the Evergreen Funds as of 5/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by the Fund was as follows:

                                    % of the Fund's average
                                           net assets

VA Capital Growth Fund*                      0.71%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

THE FUND'S SUB-ADVISORS

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the Fund's sub-advisor. Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.


THE FUND'S PORTFOLIO MANAGERS

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

Calculating The Share Price

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Participating insurance companies

The Fund is organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Fund does not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

VARIABLE ANNUITY FUNDS
4

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

Other Services

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

The Tax Consequences of Investing in the Fund

Fund Distributions

The Fund passes along the net income or profits it receives from its investments. The Fund expects that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
5

Financial Highlights

This section looks in detail at the results for one share in the Fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for the Fund have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
6

OTHER FUND PRACTICES

The Fund may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Fund may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Fund may lend its securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the Fund may invest up to 15% in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

VARIABLE ANNUITY FUNDS
7

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreeninvestments.com

VARIABLE ANNUITY FUNDS
8

                              QUICK REFERENCE GUIDE


1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence



3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreeninvestments.com


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     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

     Information about the Fund (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                         Sec File No.: 811-8716

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]